Unit-based Compensation, Unit-based Compensation Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Unit-based compensation expenses	$ 9,686	$ 664	$ 343	$ 916	$ 23,353	$ 1,806	$ 2,485	$ 6,780
Unit-based compensation expense capitalized	54	32	0	8	108	78	117	0
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Unit-based compensation expenses	9,435	593	280	846	22,870	1,623	2,217	4,636
Product Development Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Unit-based compensation expenses	$ 251	$ 71	$ 63	$ 70	$ 483	$ 183	$ 268	$ 2,144